Derivative Financial Instruments - Fair Values of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	$ (18,853)	$ (12,700)
Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(18,500)	(12,700)
Derivatives Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	909	2,228
Derivative Liabilities, Fair Value	(353)
Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member] | Accrued Expenses and Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(15,700)	(6,400)
Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member] | Deferred Credits and Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(2,800)	(6,300)
Commodity Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Accrued Expenses and Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(353)
Commodity Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value		1,856
Foreign Exchange Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	$ 909	$ 372